PROPERTY, PLANT AND EQUIPMENT - Depreciation rates (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
PROPERTY, PLANT AND EQUIPMENT
Initial adoption IFRS 16 effects on depreciation costs and expenses	R$ 1,882,950
Switching and transmission equipment and media | Minimum
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate (as a percent)	2.50%	2.50%
Switching and transmission equipment and media | Maximum
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate (as a percent)	92.31%	25.00%
Terminal equipment / modems | Minimum
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate (as a percent)	6.67%	6.67%
Terminal equipment / modems | Maximum
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate (as a percent)	66.67%	66.67%
Infrastructure | Minimum
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate (as a percent)	2.50%	2.50%
Infrastructure | Maximum
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate (as a percent)	92.31%	66.67%
Other P&E assets | Minimum
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate (as a percent)	10.00%	10.00%
Other P&E assets | Maximum
PROPERTY, PLANT AND EQUIPMENT
Depreciation rate (as a percent)	25.00%	25.00%
Depreciation rate accounting estimates
PROPERTY, PLANT AND EQUIPMENT
Increased depreciation expense	R$ 283,552	R$ 267,657